Group information	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Group information
43	Group information
(a) Subsidiaries
The group’s subsidiaries are set out below. Unless otherwise stated, they have equity share capital that are held directly held by the group, and the proportion of ownership interests held equals to the voting rights held by the group. The country of incorporation is also their principal place of business.

S.No	Name of companies	Holding company	Country of incorporation	As at 31 March 2021	As at 31 March 2020
1	ReNew Wind Energy (AP 3) Private Limited	ReNew Power Private Limited	India	100%	100%
2	ReNew Solar Power Private Limited^	ReNew Power Private Limited	India	100%	100%
3	ReNew Wind Energy (MP) Private Limited	ReNew Power Private Limited	India	100%	100%
4	ReNew Wind Energy (Varekarwadi) Private Limited	ReNew Power Private Limited	India	100%	100%
5	ReNew Wind Energy Delhi Private Limited	ReNew Power Private Limited	India	100%	100%
6	ReNew Wind Energy (Jamb) Private Limited	ReNew Power Private Limited	India	100%	100%
7	ReNew Wind Energy (Devgarh) Private Limited	ReNew Power Private Limited	India	100%	100%
8	ReNew Wind Energy (AP) Private Limited*	ReNew Power Private Limited	India	70%	66%
9	Narmada Wind Energy Private Limited	ReNew Power Private Limited	India	100%	100%
10	ReNew Wind Energy (Sipla) Private Limited	ReNew Power Private Limited	India	100%	100%
11	ReNew Solar Energy (Jharkhand One) Private Limited^	ReNew Solar Power Private Limited	India	100%	100%
12	ReNew Solar Energy (Jharkhand Three) Private Limited*	ReNew Solar Power Private Limited	India	51%	51%
13	ReNew Solar Energy (Jharkhand Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
14	ReNew Solar Energy (Jharkhand Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
15	ReNew Wind Energy (Karnataka Two) Private Limited	ReNew Power Private Limited	India	100%	100%
16	Abaha Wind Energy Developers Private Limited	ReNew Power Private Limited	India	100%	100%
17	ReNew Solar Energy Private Limited^	ReNew Power Private Limited	India	100%	100%
18	ReNew Wind Energy (TN) Private Limited	ReNew Power Private Limited	India	100%	100%
19	ReNew Wind Energy (Budh 3) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
20	ReNew Wind Energy (MP One) Private Limited	ReNew Power Private Limited	India	100%	100%
21	ReNew Solar Energy (Telangana) Private Limited*	ReNew Solar Power Private Limited	India	51%	51%
22	ReNew Power Services Private Limited^$	ReNew Power Private Limited	India	100%	100%
23	ReNew Solar Energy (Karnataka Two) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
24	ReNew Wind Energy (Shivpur) Private Limited	ReNew Power Private Limited	India	100%	100%
25	ReNew Wind Energy (Karnataka) Private Limited*	ReNew Power Private Limited	India	71%	64%
26	ReNew Wind Energy (Karnataka 3) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
27	ReNew Wind Energy (AP Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
28	ReNew Saur Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
29	Bhumi Prakash Private Limited	ReNew Solar Power Private Limited	India	100%	100%
30	Tarun Kiran Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
31	ReNew Saur Shakti Private Limited (Formerly known as Surya Prakash Urja Bhoomi Private Limited)	ReNew Solar Power Private Limited	India	100%	100%
32	ReNew Agni Power Private Limited (Formerly known as Bhanu Dhara Kiran Private Limited)	ReNew Solar Power Private Limited	India	100%	100%
33	ReNew Mega Solar Power Private Limited (Formerly known as Sun Season Private Limited)*	ReNew Solar Power Private Limited	India	51%	51%
34	ReNew Wind Energy (Rajasthan 2) Private Limited	ReNew Power Private Limited	India	100%	100%
35	ReNew Wind Energy (MP Two) Private Limited	ReNew Power Private Limited	India	100%	100%
36	ReNew Wind Energy (Jath Three) Private Limited	ReNew Power Private Limited	India	100%	100%
37	ReNew Wind Energy (Karnataka 4) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
38	ReNew Wind Energy (Maharashtra) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
39	ReNew Wind Energy (MP Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
40	ReNew Wind Energy (AP2) Private Limited	ReNew Power Private Limited	India	100%	100%
41	ReNew Wind Energy (Orissa) Private Limited	ReNew Power Private Limited	India	100%	100%
42	ReNew Wind Energy (AP 4) Private Limited	ReNew Power Private Limited	India	100%	100%
43	ReNew Wind Energy (Jadeswar) Private Limited	ReNew Power Private Limited	India	100%	100%
44	ReNew Wind Energy (Welturi) Private Limited	ReNew Power Private Limited	India	100%	100%
45	ReNew Solar Services Private Limited^$ (Formerly known as ReNew Wind Energy (Vaspet 4) Private Limited)	ReNew Solar Energy Private Limited	India	100%	100%
46	ReNew Solar Energy (Rajasthan) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
47	ReNew Wind Energy (Vaspet 5) Private Limited	ReNew Power Private Limited	India	100%	100%
48	ReNew Solar Energy (Karnataka) Private Limited*	ReNew Solar Power Private Limited	India	100%	100%
49	ReNew Wind Energy (TN 2) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
50	ReNew Wind Energy (Rajkot) Private Limited	ReNew Power Private Limited	India	100%	100%
51	ReNew Wind Energy (Rajasthan) Private Limited	ReNew Power Private Limited	India	100%	100%
52	ReNew Akshay Urja Limited (Formerly known as ReNew Akshay Urja Private Limited)*	ReNew Solar Power Private Limited	India	100%	56%
53	ReNew Wind Energy (Jath) Limited (Formerly known as ReNew Wind Energy (Jath) Private Limited)	ReNew Power Private Limited	India	100%	100%
54	ReNew Wind Energy (Rajasthan One) Private Limited	ReNew Power Private Limited	India	100%	100%
55	ReNew Wind Energy (Rajasthan 3) Private Limited	ReNew Power Private Limited	India	100%	100%
56	ReNew Solar Energy (TN) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
57	ReNew Wind Energy (Karnataka Five) Private Limited	ReNew Power Private Limited	India	100%	100%
58	ReNew Wind Energy (MP Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
59	ReNew Wind Energy (Rajasthan Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
60	ReNew Clean Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
61	ReNew Distributed Solar Energy Private Limited^	ReNew Solar Energy Private Limited	India	100%	100%
62	ReNew Distributed Solar Services Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
63	ReNew Distributed Solar Power Private Limited^	ReNew Solar Energy Private Limited	India	100%	100%
64	ReNew Surya Mitra Private Limited*^	ReNew Solar Energy Private Limited	India	68%	1%
65	ReNew Surya Prakash Private Limited^	ReNew Solar Energy Private Limited	India	100%	100%
66	ReNew Saur Vidyut Private Limited^	ReNew Solar Energy Private Limited	India	100%	100%
67	ReNew Solar Daylight Energy Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
68	ReNew Solar Sun Flame Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
69	ReNew Power Singapore Pte. Ltd.	ReNew Power Private Limited	Singapore	100%	100%
70	Abha Sunlight Private Limited	ReNew Solar Power Private Limited	India	100%	100%
71	Nokor Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
72	Izra Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
73	Zorya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
74	Vivasvat Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
75	Nokor Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
76	Akhilagya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
77	Adyah Solar Energy Private Limited@	ReNew Solar Power Private Limited	India	—	100%
78	ReNew Transmission Ventures Private Limited	ReNew Power Private Limited	India	100%	100%
79	Helios Infratech Private Limited	ReNew Power Private Limited	India	100%	100%
80	Shruti Power Projects Private Limited	ReNew Power Private Limited	India	100%	100%
81	Lexicon Vanijya Private Limited	ReNew Solar Power Private Limited	India	100%	100%
82	Symphony Vyapaar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
83	Star Solar Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
84	Sungold Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
85	ReNew Energy Services Private Limited (formerly known as Sunsource Energy Services Private Limited)	ReNew Solar Energy Private Limited	India	100%	100%
86	Molagavalli Renewable Private Limited	ReNew Power Private Limited	India	100%	100%
87	ReNew Vayu Urja Private Limited (Formerly known as KCT Renewable Energy Private Limited)	ReNew Power Private Limited	India	100%	100%
88	Rajat Renewables Limited	ReNew Power Private Limited	India	100%	100%
89	Kanak Renewables Limited	ReNew Power Private Limited	India	100%	100%
90	Bidwal Renewable Private Limited	ReNew Power Private Limited	India	100%	100%
91	Pugalur Renewable Private Limited	ReNew Power Private Limited	India	100%	100%
92	AVP Powerinfra Private Limited	Ostro Energy Private Limited	India	100%	100%
93	Badoni Power Private Limited	Ostro Energy Private Limited	India	100%	100%
94	Ostro Alpha Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
95	Ostro Anantapur Private Limited	Ostro Energy Private Limited	India	100%	100%
96	Ostro Andhra Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
97	Ostro AP Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
98	Ostro Bhesada Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
99	Ostro Dakshin Power Private Limited	Ostro Energy Private Limited	India	100%	100%
100	Ostro Dhar Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
101	Ostro Jaisalmer Private Limited	Ostro Energy Private Limited	India	100%	100%
102	Ostro Kannada Power Private Limited	Ostro Energy Private Limited	India	100%	100%
103	Ostro Kutch Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
104	Ostro Madhya Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
105	Ostro Mahawind Power Private Limited	Ostro Energy Private Limited	India	100%	100%
106	Ostro Raj Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
107	Ostro Rann Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
108	Ostro Renewables Private Limited	Ostro Energy Private Limited	India	100%	100%
109	Ostro Urja Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
110	Prathmesh Solarfarms Limited (refer note 54)	Ostro Energy Private Limited	India	100%	100%
111	Ostro Energy Private Limited	ReNew Power Services Private Limited	India	100%	100%
112	Zemira Renewable Energy Limited	ReNew Power Private Limited	India	100%	100%
113	ReNew Americas Inc. Δ	ReNew Power Private Limited	United States of America	—	100%
114	Auxo Solar Energy Private Limited	Renew Wind Energy (TN) Private Limited	India	100%	100%
115	ReNew Power International Limited	ReNew Power Private Limited	United Kingdom	100%	100%
116	Zorya Distributed Power Services Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
117	ReNew Cleantech Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
118	ReNew Sun Ability Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
119	ReNew Mega Light Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
120	ReNew Sun Waves Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
121	ReNew Sun Flash Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
122	ReNew Sun Bright Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
123	ReNew Sun Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
124	Auxo Sunlight Private Limited^	ReNew Solar Power Private Limited	India	100%	100%
125	ReNew Services Private Limited	ReNew Power Private Limited	India	100%	100%
126	ReNew Sun Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
127	ReNew Mega Urja Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
128	ReNew Mega Spark Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
129	ReNew Mega Green Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
130	ReNew Green Energy Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
131	ReNew Green Power Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
132	Greenyana Sunstream Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
133	Renew Vyoman Power Private Limited	ReNew Power Private Limited	India	100%	100%
134	Renew Vyoman Energy Private Limited	ReNew Power Private Limited	India	100%	100%
135	Renew Vyan Shakti Private Limited	ReNew Power Private Limited	India	100%	100%
136	Shekhawati Solar Park Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
137	Renew Green Solutions Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
138	Renew Surya Roshni Private Limited	ReNew Solar Energy Private Limited	India	100%	100%
139	Renew Solar Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
140	Renew Surya Ojas Private Limited	ReNew Solar Power Private Limited	India	100%	100%
141	Renew Surya Vihaan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
142	ReNew Surya Jyoti Private Limited	ReNew Solar Energy Private Limited	India	100%	—
143	ReNew Surya Aayan Private Limited	ReNew Solar Power Private Limited	India	100%	—
144	ReNew Solar Vidhi Private Limited	ReNew Solar Power Private Limited	India	100%	—
145	ReNew Surya Pratap Private Limited	ReNew Solar Energy Private Limited	India	100%	—
146	ReNew Surya Alok Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	—
147	Renew Surya Kiran Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	—
148	ReNew Surya Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	—
149	ReNew Surya Uday Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	—
150	ReNew Solar Piyush Private Limited	ReNew Solar Power Private Limited	India	100%	—
151	ReNew Solar Stellar Private Limited	ReNew Solar Power Private Limited	India	100%	—
152	Regent Climate Connect Knowledge Solutions Private Limited	ReNew Power Private Limited	India	100%	—
153	ReNew Vayu Energy Private Limited	ReNew Power Private Limited	India	100%	—
154	ReNew Vayu Power Private Limited	ReNew Power Private Limited	India	100%	—
155	ReNew Photovolitics Private Limited (Formerly Known As ReNew Saksham Urja Private Limited)	ReNew Power Private Limited	India	100%	—
156	ReNew Pawan Shakti Private Limited	ReNew Power Private Limited	India	100%	—
157	ReNew Pawan Urja Private Limited	ReNew Power Private Limited	India	100%	—
158	ReNew Sunlight Energy Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	—
159	ReNew Sun Renewables Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	—
160	ReNew Sun Shakti Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	—
161	ReNew Ravi Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	—
162	Aalok Solarfarms Limited#	Ostro Energy Private Limited	India	75%	—
163	Abha Solarfarms Limited#	Ostro Energy Private Limited	India	75%	—
164	Heramba Renewables Limited#	Ostro Energy Private Limited	India	75%	—
165	Shreyas Solarfarms Limited#	Ostro Energy Private Limited	India	75%	—

^	These companies are also engaged in providing EPC services apart from generation of power through non-conventional and renewable energy sources.
$	These companies are engaged in providing services for operation and management
*
The remaining stakeholders in the respective entities have protective rights only. The Group has evaluated that it has ability to use its power over the entities which entitle the Group to exposure / rights to variable returns, hence these have been accounted as subsidiaries in these consolidated financial statements of the Group.

#
These entities were under joint control till 31 December 2020 and were accounted for as equity method till this date. With effect from 1 January 2021, control was established over these entities and have been consolidated in the Group’s financial statements as at 31 March 2021.

@	Adyah Solar Energy Private Limited, a wholly owned subsidiary was disposed on 15 February 2021.
Δ	ReNew Americas Inc. was dissolved in November 2020.

All Group companies listed above are engaged in generation of power through non-conventional
and renewable energy sources except for following entities:

i)	ReNew Wind Energy (Jamb) Private Limited which is purely engaged in providing EPC services.

ii)	ReNew Services Private Limited which is purely engaged in providing operation and maintenance services.
(b) Interests in entities under joint control accounted for under equity method

S.No	Name of companies	Investor entity	Country of incorporation	As at 31 March 2021	As at 31 March 2020
1	Aalok Solarfarms Limited	Ostro Energy Private Limited	India	—	75%
2	Abha Solarfarms Limited	Ostro Energy Private Limited	India	—	75%
3	Heramba Renewables Limited	Ostro Energy Private Limited	India	—	75%
4	Shreyas Solarfarms Limited	Ostro Energy Private Limited	India	—	75%
These companies ceased to exist as entities under joint control with effect from 1 January 2021 as control was established from this date. These four entities have been consolidated in the Group’s financial statements with effect from 1 January 2021.

(c)	Interests in joint operations*

S.No	Name of companies	Investor entity	Country of incorporation	As at 31 March 2021	As at 31 March 2020
1	VG DTL Transmissions Projects Private Limited	ReNew Wind Energy (AP2) Private Limited	India	50%	—

*	Also refer note 53(b )